Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Growth Fund
Entity Central Index Key	0000806857
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000002893
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class AAA
Trading Symbol	GABGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABGX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABGX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class AAA	$145	1.33%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Growth Fund Class AAA, A, and I, outperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. U.S. stocks capped off a third consecutive year of double-digit returns as market leadership broadened, muddling through the longest federal government shutdown on record and some mixed economic data. Inflation has continued to progress towards the Fed’s stated 2% target despite the combination of strong growth and relatively low unemployment. Top contributors to the portfolio included AI titans NVIDIA, Microsoft, and Alphabet. Detractors from performance included ServiceNow, Inc., Chipotle Mexican Grill, and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class AAA	S&P 500 Index	Russell 1000 Growth Index
12/15	10,000	10,000	10,000
12/16	10,283	11,196	10,708
12/17	13,315	13,640	13,943
12/18	13,559	13,043	13,732
12/19	18,238	17,150	18,730
12/20	25,373	20,305	25,939
12/21	31,077	26,135	33,098
12/22	18,945	21,402	23,453
12/23	27,544	27,029	33,463
12/24	37,322	33,791	44,626
12/25	44,300	39,833	52,908

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class AAA	18.70%	11.79%	16.02%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,319,275,378
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 12,368,876
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,319,275,378 Number of Portfolio Holdings34 Portfolio Turnover Rate6% Management Fees$12,368,876
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Semiconductors	18.4%
Technology - Software	18.3%
Consumer Discretionary	15.6%
Technology - Computer Services	15.1%
Health Care	8.1%
Financials	8.0%
Technology - Hardware and Equipment	7.9%
Industrials	6.4%
Other Industry sectors	2.3%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	13.9%
Microsoft Corp.	12.3%
Alphabet Inc.	10.2%
Amazon.com Inc.	7.9%
Apple Inc.	5.1%
Meta Platforms Inc.	4.9%
Broadcom Inc.	4.5%
Eli Lilly & Co.	4.0%
Netflix Inc.	3.4%
General Electric Co.	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABGX/
C000002895
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class C
Trading Symbol	GGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGCCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGCCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class C	$227	2.08%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Growth Fund Class AAA, A, and I, outperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. U.S. stocks capped off a third consecutive year of double-digit returns as market leadership broadened, muddling through the longest federal government shutdown on record and some mixed economic data. Inflation has continued to progress towards the Fed’s stated 2% target despite the combination of strong growth and relatively low unemployment. Top contributors to the portfolio included AI titans NVIDIA, Microsoft, and Alphabet. Detractors from performance included ServiceNow, Inc., Chipotle Mexican Grill, and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class C	The Gabelli Growth Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
12/15	10,000	10,000	10,000	10,000
12/16	10,205	10,105	11,196	10,708
12/17	13,116	12,988	13,640	13,943
12/18	13,258	13,128	13,043	13,732
12/19	17,657	17,484	17,150	18,730
12/20	24,383	24,144	20,305	25,939
12/21	29,637	29,347	26,135	33,098
12/22	17,931	17,755	21,402	23,453
12/23	25,874	25,620	27,029	33,463
12/24	34,798	34,457	33,791	44,626
12/25	40,998	40,596	39,833	52,908

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class C	17.82%	10.95%	15.15%
The Gabelli Growth Fund - Class C (includes sales charge)	16.82%	10.95%	15.15%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,319,275,378
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 12,368,876
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,319,275,378 Number of Portfolio Holdings34 Portfolio Turnover Rate6% Management Fees$12,368,876
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Semiconductors	18.4%
Technology - Software	18.3%
Consumer Discretionary	15.6%
Technology - Computer Services	15.1%
Health Care	8.1%
Financials	8.0%
Technology - Hardware and Equipment	7.9%
Industrials	6.4%
Other Industry sectors	2.3%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	13.9%
Microsoft Corp.	12.3%
Alphabet Inc.	10.2%
Amazon.com Inc.	7.9%
Apple Inc.	5.1%
Meta Platforms Inc.	4.9%
Broadcom Inc.	4.5%
Eli Lilly & Co.	4.0%
Netflix Inc.	3.4%
General Electric Co.	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGCCX/
C000002896
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class I
Trading Symbol	GGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGCIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGCIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class I	$118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Growth Fund Class AAA, A, and I, outperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. U.S. stocks capped off a third consecutive year of double-digit returns as market leadership broadened, muddling through the longest federal government shutdown on record and some mixed economic data. Inflation has continued to progress towards the Fed’s stated 2% target despite the combination of strong growth and relatively low unemployment. Top contributors to the portfolio included AI titans NVIDIA, Microsoft, and Alphabet. Detractors from performance included ServiceNow, Inc., Chipotle Mexican Grill, and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class I	S&P 500 Index	Russell 1000 Growth Index
12/15	50,000	50,000	50,000
12/16	51,530	55,980	53,540
12/17	66,901	68,200	69,714
12/18	68,300	65,213	68,662
12/19	91,870	85,749	93,648
12/20	128,140	101,527	129,693
12/21	157,318	130,675	165,488
12/22	96,105	107,010	117,265
12/23	140,093	135,143	167,313
12/24	190,302	168,955	223,129
12/25	226,442	199,165	264,542

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class I	18.99%	12.06%	16.31%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,319,275,378
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 12,368,876
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,319,275,378 Number of Portfolio Holdings34 Portfolio Turnover Rate6% Management Fees$12,368,876
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Semiconductors	18.4%
Technology - Software	18.3%
Consumer Discretionary	15.6%
Technology - Computer Services	15.1%
Health Care	8.1%
Financials	8.0%
Technology - Hardware and Equipment	7.9%
Industrials	6.4%
Other Industry sectors	2.3%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	13.9%
Microsoft Corp.	12.3%
Alphabet Inc.	10.2%
Amazon.com Inc.	7.9%
Apple Inc.	5.1%
Meta Platforms Inc.	4.9%
Broadcom Inc.	4.5%
Eli Lilly & Co.	4.0%
Netflix Inc.	3.4%
General Electric Co.	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGCIX/
C000002892
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class A
Trading Symbol	GGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGCAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGCAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class A	$145	1.33%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Growth Fund Class AAA, A, and I, outperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. U.S. stocks capped off a third consecutive year of double-digit returns as market leadership broadened, muddling through the longest federal government shutdown on record and some mixed economic data. Inflation has continued to progress towards the Fed’s stated 2% target despite the combination of strong growth and relatively low unemployment. Top contributors to the portfolio included AI titans NVIDIA, Microsoft, and Alphabet. Detractors from performance included ServiceNow, Inc., Chipotle Mexican Grill, and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class A	The Gabelli Growth Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
12/15	10,000	10,000	10,000	10,000
12/16	10,281	9,689	11,196	10,708
12/17	13,315	11,826	13,640	13,943
12/18	13,559	11,351	13,043	13,732
12/19	18,190	14,353	17,150	18,730
12/20	25,304	18,819	20,305	25,939
12/21	30,990	21,722	26,135	33,098
12/22	18,889	12,479	21,402	23,453
12/23	27,466	17,103	27,029	33,463
12/24	37,216	21,842	33,791	44,626
12/25	44,173	24,435	39,833	52,908

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class A	18.69%	11.79%	16.02%
The Gabelli Growth Fund - Class A (includes sales charge)	11.87%	10.47%	15.33%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,319,275,378
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 12,368,876
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,319,275,378 Number of Portfolio Holdings34 Portfolio Turnover Rate6% Management Fees$12,368,876
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Semiconductors	18.4%
Technology - Software	18.3%
Consumer Discretionary	15.6%
Technology - Computer Services	15.1%
Health Care	8.1%
Financials	8.0%
Technology - Hardware and Equipment	7.9%
Industrials	6.4%
Other Industry sectors	2.3%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	13.9%
Microsoft Corp.	12.3%
Alphabet Inc.	10.2%
Amazon.com Inc.	7.9%
Apple Inc.	5.1%
Meta Platforms Inc.	4.9%
Broadcom Inc.	4.5%
Eli Lilly & Co.	4.0%
Netflix Inc.	3.4%
General Electric Co.	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGCAX/